Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
DisclosureOfProvisionsLineItems [Line Items]
Opening balance	$ 3,410	$ 3,817	$ 3,777
Additional provisions recognised	1,006	1,054	1,230
Unused amounts reversed	(112)	(600)	(658)
Unwinding of discounts	(9)	(84)	271
Amounts used during the period	(499)	(774)	(913)
Exchange differences	(19)	(120)	110
Ending Balance	3,777	3,293	3,817
Lease Contributions Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance	1,318	1,322	1,182
Additional provisions recognised	145	337	635
Unused amounts reversed
Unwinding of discounts
Amounts used during the period	(269)	(510)	(547)
Exchange differences	(12)	(64)	52
Ending Balance	1,182	1,085	1,322
Onerous Contracts Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance	275	264	553
Additional provisions recognised	508
Unused amounts reversed
Unwinding of discounts
Amounts used during the period	(230)	(264)	(289)
Exchange differences
Ending Balance	553		264
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance	1,817	2,231	2,042
Additional provisions recognised	353	717	595
Unused amounts reversed	(112)	(600)	(658)
Unwinding of discounts	(9)	(84)	271
Amounts used during the period			(77)
Exchange differences	(7)	(56)	58
Ending Balance	$ 2,042	$ 2,208	$ 2,231